FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Merrill Lynch Life Variable Annuity Separate Account
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Merrill Lynch Life Variable Annuity Separate Account (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	BlackRock High Yield V.I. Class I Shares (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	BlackRock International V.I. Class I Shares (1)
BlackRock Basic Value V.I. Class I Shares (1)	BlackRock Managed Volatility V.I. Class I Shares (1)
BlackRock Global Allocation V.I. Class I Shares (1)	BlackRock S&P 500 Index V.I. Class I Shares (1)
BlackRock Government Money Market V.I. Class I Shares (1)	BlackRock Total Return V.I. Class I Shares (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BlackRock Advantage Large Cap Core V.I. Class I Shares	306,691.922	$6,871,739	$7,455,681	$(96)	$7,455,585	11,093	$621.411736	$742.833150
BlackRock Advantage SMID Cap V.I. Class I Shares	70,133.410	1,578,642	1,709,853	(94)	1,709,759	4,919	325.269463	395.734729
BlackRock Basic Value V.I. Class I Shares	17,055.903	226,693	237,248	-	237,248	2,704	81.905146	89.324563
BlackRock Global Allocation V.I. Class I Shares	148,412.001	2,564,617	2,617,988	-	2,617,988	50,911	49.673661	54.173327
BlackRock Government Money Market V.I. Class I Shares	180,513.313	180,513	180,513	(49)	180,464	6,232	28.082986	31.983011
BlackRock High Yield V.I. Class I Shares	249,046.470	1,701,859	1,753,287	9,624	1,762,911	8,081	189.120197	220.999761
BlackRock International V.I. Class I Shares	6,264.339	72,272	71,789	-	71,789	2,634	26.418015	28.438847
BlackRock Managed Volatility V.I. Class I Shares	25,205.682	330,306	387,915	9	387,924	7,440	47.615177	53.257189
BlackRock S&P 500 Index V.I. Class I Shares	39,617.584	1,064,229	1,528,843	158	1,529,001	14,764	100.142174	109.202103
BlackRock Total Return V.I. Class I Shares	52,478.309	607,264	537,378	2,378	539,756	6,756	73.893337	84.941183

See accompanying notes.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BlackRock Advantage Large Cap Core V.I. Class I Shares	$7,403,419	$52,166	$7,455,585
BlackRock Advantage SMID Cap V.I. Class I Shares	1,708,134	1,625	1,709,759
BlackRock Basic Value V.I. Class I Shares	237,248	-	237,248
BlackRock Global Allocation V.I. Class I Shares	2,608,944	9,044	2,617,988
BlackRock Government Money Market V.I. Class I Shares	179,792	672	180,464
BlackRock High Yield V.I. Class I Shares	1,762,036	875	1,762,911
BlackRock International V.I. Class I Shares	71,789	-	71,789
BlackRock Managed Volatility V.I. Class I Shares	387,924	-	387,924
BlackRock S&P 500 Index V.I. Class I Shares	1,490,481	38,520	1,529,001
BlackRock Total Return V.I. Class I Shares	539,756	-	539,756

See accompanying notes.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 7,239,176	$ 1,666,468	$ 196,346	$ 3,329,903

Investment Income:
Reinvested Dividends	52,130	12,194	4,291	34,456
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87,756	19,733	2,208	39,176
Net Investment Income (Loss)	(35,626)	(7,539)	2,083	(4,720)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	739,013	-	15,421	163,722
Realized Gain (Loss) on Investments	(489,492)	(27,294)	732	137,939
Net Realized Capital Gains (Losses) on Investments	249,521	(27,294)	16,153	301,661
Net Change in Unrealized Appreciation (Depreciation)	1,366,911	202,611	(356)	(27,473)
Net Gain (Loss) on Investment	1,616,432	175,317	15,797	274,188

Net Increase (Decrease) in Net Assets Resulting from Operations	1,580,806	167,778	17,880	269,468

Increase (Decrease) in Net Assets from Contract Transactions	(1,456,341)	(244,420)	(6,677)	(1,064,821)

Total Increase (Decrease) in Net Assets	124,465	(76,642)	11,203	(795,353)

Net Assets as of December 31, 2024:	$ 7,363,641	$ 1,589,826	$ 207,549	$ 2,534,550

Investment Income:
Reinvested Dividends	36,998	13,520	4,576	85,337
Investment Expense:
Mortality and Expense Risk and Administrative Charges	85,418	18,929	2,312	30,508
Net Investment Income (Loss)	(48,420)	(5,409)	2,264	54,829

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	873,776	104,437	27,686	197,225
Realized Gain (Loss) on Investments	(6,151)	(4,555)	1,568	49,110
Net Realized Capital Gains (Losses) on Investments	867,625	99,882	29,254	246,335
Net Change in Unrealized Appreciation (Depreciation)	465,865	56,760	14,113	138,364
Net Gain (Loss) on Investment	1,333,490	156,642	43,367	384,699

Net Increase (Decrease) in Net Assets Resulting from Operations	1,285,070	151,233	45,631	439,528

Increase (Decrease) in Net Assets from Contract Transactions	(1,193,126)	(31,300)	(15,932)	(356,090)

Total Increase (Decrease) in Net Assets	91,944	119,933	29,699	83,438

Net Assets as of December 31, 2025:	$ 7,455,585	$ 1,709,759	$ 237,248	$ 2,617,988

See Accompanying Notes
.(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock Government Money Market V.I. Class I Shares	BlackRock High Yield V.I. Class I Shares	BlackRock International V.I. Class I Shares	BlackRock Managed Volatility V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 406,160	$ 1,591,511	$ 70,130	$ 703,803

Investment Income:
Reinvested Dividends	19,228	111,349	392	1,319
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,962	16,549	812	7,500
Net Investment Income (Loss)	14,266	94,800	(420)	(6,181)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	(4,333)	(238)	49,369
Net Realized Capital Gains (Losses) on Investments	-	(4,333)	(238)	49,369
Net Change in Unrealized Appreciation (Depreciation)	-	20,871	175	28,605
Net Gain (Loss) on Investment	-	16,538	(63)	77,974

Net Increase (Decrease) in Net Assets Resulting from Operations	14,266	111,338	(483)	71,793

Increase (Decrease) in Net Assets from Contract Transactions	(32,073)	(69,381)	(3,566)	(276,542)

Total Increase (Decrease) in Net Assets	(17,807)	41,957	(4,049)	(204,749)

Net Assets as of December 31, 2024:	$ 388,353	$ 1,633,468	$ 66,081	$ 499,054

Investment Income:
Reinvested Dividends	13,920	113,682	1,056	7,308
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,360	17,268	796	5,093
Net Investment Income (Loss)	9,560	96,414	260	2,215

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,799	-	-
Realized Gain (Loss) on Investments	-	462	82	32,692
Net Realized Capital Gains (Losses) on Investments	-	4,261	82	32,692
Net Change in Unrealized Appreciation (Depreciation)	-	31,166	8,772	(12,511)
Net Gain (Loss) on Investment	-	35,427	8,854	20,181

Net Increase (Decrease) in Net Assets Resulting from Operations	9,560	131,841	9,114	22,396

Increase (Decrease) in Net Assets from Contract Transactions	(217,449)	(2,398)	(3,406)	(133,526)

Total Increase (Decrease) in Net Assets	(207,889)	129,443	5,708	(111,130)

Net Assets as of December 31, 2025:	$ 180,464	$ 1,762,911	$ 71,789	$ 387,924
See Accompanying Notes
.(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BlackRock S&P 500 Index V.I. Class I Shares	BlackRock Total Return V.I. Class I Shares
	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,363,677	$ 672,468

Investment Income:
Reinvested Dividends	16,932	28,687
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,495	7,304
Net Investment Income (Loss)	437	21,383

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	56,280	-
Realized Gain (Loss) on Investments	91,918	(9,395)
Net Realized Capital Gains (Losses) on Investments	148,198	(9,395)
Net Change in Unrealized Appreciation (Depreciation)	146,332	(10,304)
Net Gain (Loss) on Investment	294,530	(19,699)

Net Increase (Decrease) in Net Assets Resulting from Operations	294,967	1,684

Increase (Decrease) in Net Assets from Contract Transactions	(269,617)	(55,049)

Total Increase (Decrease) in Net Assets	25,350	(53,365)

Net Assets as of December 31, 2024:	$ 1,389,027	$ 619,103

Investment Income:
Reinvested Dividends	16,442	25,152
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,789	6,399
Net Investment Income (Loss)	(347)	18,753

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	82,297	549
Realized Gain (Loss) on Investments	32,410	(19,139)
Net Realized Capital Gains (Losses) on Investments	114,707	(18,590)
Net Change in Unrealized Appreciation (Depreciation)	104,532	36,932
Net Gain (Loss) on Investment	219,239	18,342

Net Increase (Decrease) in Net Assets Resulting from Operations	218,892	37,095

Increase (Decrease) in Net Assets from Contract Transactions	(78,918)	(116,442)

Total Increase (Decrease) in Net Assets	139,974	(79,347)

Net Assets as of December 31, 2025:	$ 1,529,001	$ 539,756

See Accompanying Notes
.(1)See Footnote 1

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements
December 31, 2025

1. Organization

Merrill Lynch Life Variable Annuity Separate Account (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of Bermuda.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Portfolio Plus®.
Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I Shares

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.
Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income
Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy
The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.
The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.
Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:
Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a) Quoted prices for similar assets or liabilities in active markets
b) Quoted prices for identical or similar assets or liabilities in non-active markets
c) Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.
All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.
There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BlackRock Advantage Large Cap Core V.I. Class I Shares	$936,349	$1,304,104
BlackRock Advantage SMID Cap V.I. Class I Shares	118,059	50,322
BlackRock Basic Value V.I. Class I Shares	32,263	18,245
BlackRock Global Allocation V.I. Class I Shares	437,813	541,849
BlackRock Government Money Market V.I. Class I Shares	13,920	221,803
BlackRock High Yield V.I. Class I Shares	117,039	19,672
BlackRock International V.I. Class I Shares	1,056	4,202
BlackRock Managed Volatility V.I. Class I Shares	7,308	138,620
BlackRock S&P 500 Index V.I. Class I Shares	98,739	95,729
BlackRock Total Return V.I. Class I Shares	25,505	122,823

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BlackRock Advantage Large Cap Core V.I. Class I Shares	49	(1,955)	(1,906)	381	(3,144)	(2,763)
BlackRock Advantage SMID Cap V.I. Class I Shares	-	(102)	(102)	152	(945)	(793)
BlackRock Basic Value V.I. Class I Shares	-	(207)	(207)	-	(97)	(97)
BlackRock Global Allocation V.I. Class I Shares	3,545	(11,039)	(7,494)	8,179	(32,809)	(24,630)
BlackRock Government Money Market V.I. Class I Shares	-	(7,775)	(7,775)	-	(1,082)	(1,082)
BlackRock High Yield V.I. Class I Shares	-	(11)	(11)	-	(388)	(388)
BlackRock International V.I. Class I Shares	-	(132)	(132)	-	(143)	(143)
BlackRock Managed Volatility V.I. Class I Shares	-	(2,576)	(2,576)	762	(6,850)	(6,088)
BlackRock S&P 500 Index V.I. Class I Shares	-	(798)	(798)	-	(3,381)	(3,381)
BlackRock Total Return V.I. Class I Shares	-	(1,523)	(1,523)	-	(739)	(739)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BlackRock Advantage Large Cap Core V.I. Class I Shares	$25,791	$(1,218,917)	$(1,193,126)	$173,777	$(1,630,118)	$(1,456,341)
BlackRock Advantage SMID Cap V.I. Class I Shares	102	(31,402)	(31,300)	41,547	(285,967)	(244,420)
BlackRock Basic Value V.I. Class I Shares	-	(15,932)	(15,932)	-	(6,677)	(6,677)
BlackRock Global Allocation V.I. Class I Shares	155,412	(511,502)	(356,090)	348,724	(1,413,545)	(1,064,821)
BlackRock Government Money Market V.I. Class I Shares	-	(217,449)	(217,449)	-	(32,073)	(32,073)
BlackRock High Yield V.I. Class I Shares	58	(2,456)	(2,398)	36	(69,417)	(69,381)
BlackRock International V.I. Class I Shares	-	(3,406)	(3,406)	-	(3,566)	(3,566)
BlackRock Managed Volatility V.I. Class I Shares	-	(133,526)	(133,526)	33,526	(310,068)	(276,542)
BlackRock S&P 500 Index V.I. Class I Shares	-	(78,918)	(78,918)	-	(269,617)	(269,617)
BlackRock Total Return V.I. Class I Shares	-	(116,442)	(116,442)	-	(55,049)	(55,049)

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements
December 31, 2025

5.	Financial Highlights

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2025	11,093	$742.83	to	$621.41	$ 7,455,585	0.50%	1.00%	to	1.30%	18.86%	to	18.50%
12/31/2024	12,999	624.97	to	524.39	7,363,641	0.69	1.00	to	1.30	24.19	to	23.81
12/31/2023	15,762	503.25	to	423.53	7,239,176	0.87	1.00	to	1.30	23.99	to	23.62
12/31/2022	16,940	405.89	to	342.62	6,281,663	0.95	1.00	to	1.30	(20.78)	to	(21.02)
12/31/2021	17,729	512.38	to	433.81	8,331,787	1.51	1.00	to	1.30	27.17	to	26.79
BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2025	4,919	395.73	to	325.27	1,709,759	0.85	1.00	to	1.30	10.01	to	9.68
12/31/2024	5,021	359.73	to	296.56	1,589,826	0.74	1.00	to	1.30	10.93	to	10.60
12/31/2023	5,814	324.28	to	268.14	1,666,468	0.96	1.00	to	1.30	17.70	to	17.35
12/31/2022	6,177	275.50	to	228.49	1,513,439	0.86	1.00	to	1.30	(17.31)	to	(17.55)
12/31/2021	7,195	333.15	to	277.14	2,120,087	0.88	1.00	to	1.30	12.51	to	12.17
BlackRock Basic Value V.I. Class I Shares
12/31/2025	2,704	89.32	to	81.91	237,248	2.09	1.00	to	1.30	23.15	to	22.78
12/31/2024	2,911	72.53	to	66.71	207,549	2.07	1.00	to	1.30	9.27	to	8.94
12/31/2023	3,008	66.38	to	61.23	196,346	1.66	1.00	to	1.30	15.45	to	15.11
12/31/2022	3,888	57.50	to	53.20	217,193	0.79	1.00	to	1.30	(5.86)	to	(6.15)
12/31/2021	8,159	61.08	to	56.68	491,706	1.27	1.00	to	1.30	20.47	to	20.10
BlackRock Global Allocation V.I. Class I Shares
12/31/2025	50,911	54.17	to	49.67	2,617,988	3.31	1.00	to	1.30	18.60	to	18.25
12/31/2024	58,405	45.68	to	42.01	2,534,550	1.05	1.00	to	1.30	8.14	to	7.81
12/31/2023	83,035	42.24	to	38.96	3,329,903	2.14	1.00	to	1.30	11.71	to	11.38
12/31/2022	90,198	37.81	to	34.98	3,254,474	-	1.00	to	1.30	(16.69)	to	(16.94)
12/31/2021	97,519	45.39	to	42.12	4,239,257	0.92	1.00	to	1.30	5.61	to	5.30
BlackRock Government Money Market V.I. Class I Shares
12/31/2025	6,232	31.98	to	28.08	180,464	4.03	1.00	to	1.30	3.02	to	2.72
12/31/2024	14,007	31.04	to	27.34	388,353	4.91	1.00	to	1.30	3.97	to	3.65
12/31/2023	15,089	29.86	to	26.38	406,160	4.65	1.00	to	1.30	3.81	to	3.50
12/31/2022	40,306	28.76	to	25.48	1,090,671	1.40	1.00	to	1.30	0.40	to	0.10
12/31/2021	40,463	28.65	to	25.46	1,092,277	-	1.00	to	1.30	(0.99)	to	(1.29)
BlackRock High Yield V.I. Class I Shares
12/31/2025	8,081	221.00	to	189.12	1,762,911	6.73	1.00	to	1.30	8.10	to	7.77
12/31/2024	8,092	204.44	to	175.48	1,633,468	6.95	1.00	to	1.30	7.18	to	6.86
12/31/2023	8,480	190.74	to	164.21	1,591,511	6.56	1.00	to	1.30	12.07	to	11.73
12/31/2022	8,913	170.20	to	146.97	1,487,445	5.32	1.00	to	1.30	(11.23)	to	(11.50)
12/31/2021	9,016	191.74	to	166.06	1,695,906	4.51	1.00	to	1.30	4.28	to	3.96
BlackRock International V.I. Class I Shares
12/31/2025	2,634	28.44	to	26.42	71,789	1.55	1.00	to	1.30	14.38	to	14.04
12/31/2024	2,766	24.86	to	23.17	66,081	0.56	1.00	to	1.30	(0.63)	to	(0.93)
12/31/2023	2,909	25.02	to	23.38	70,130	0.86	1.00	to	1.30	17.84	to	17.49
12/31/2022	3,033	21.23	to	19.90	62,182	0.82	1.00	to	1.30	(25.37)	to	(25.59)
12/31/2021	3,137	28.45	to	26.75	86,343	0.68	1.00	to	1.30	7.59	to	7.27

5.	Financial Highlights (continued)

		At December 31					For the Year Ended December 31
				Unit Fair Value				Expense			Total Return***
				Corresponding to			Investment	Ratio**				Corresponding to
				Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount		Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BlackRock Managed Volatility V.I. Class I Shares
	12/31/2025	7,440	$53.26	to	$47.62	$ 387,924	1.50%	1.00%	to	1.30%	4.92%	to	4.61%
	12/31/2024	10,016	50.76	to	45.52	499,054	0.20	1.00	to	1.30	10.87	to	10.54
	12/31/2023	16,104	45.78	to	41.18	703,803	8.50	1.00	to	1.30	2.17	to	1.87
	12/31/2022	16,587	44.81	to	40.42	710,964	-	1.00	to	1.30	5.15	to	4.84
	12/31/2021	17,505	42.61	to	38.56	716,087	0.67	1.00	to	1.30	(0.32)	to	(0.62)
BlackRock S&P 500 Index V.I. Class I Shares
	12/31/2025	14,764	109.20	to	100.14	1,529,001	1.15	1.00	to	1.30	16.55	to	16.20
	12/31/2024	15,562	93.69	to	86.18	1,389,027	1.22	1.00	to	1.30	23.59	to	23.21
	12/31/2023	18,943	75.81	to	69.94	1,363,677	1.30	1.00	to	1.30	24.97	to	24.60
	12/31/2022	22,142	60.67	to	56.14	1,276,149	1.47	1.00	to	1.30	(19.04)	to	(19.28)
	12/31/2021	22,280	74.93	to	69.55	1,590,849	1.20	1.00	to	1.30	27.26	to	26.88
BlackRock Total Return V.I. Class I Shares
	12/31/2025	6,756	84.94	to	73.89	539,756	4.44	1.00	to	1.30	6.93	to	6.61
	12/31/2024	8,279	79.44	to	69.31	619,103	4.46	1.00	to	1.30	0.37	to	0.07
	12/31/2023	9,018	79.15	to	69.27	672,468	3.89	1.00	to	1.30	4.77	to	4.46
	12/31/2022	9,558	75.54	to	66.31	683,207	2.37	1.00	to	1.30	(14.91)	to	(15.16)
	12/31/2021	9,914	88.77	to	78.16	832,143	1.68	1.00	to	1.30	(2.41)	to	(2.71)

(1)	See Footnote 1

*	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.
**	These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***	These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.00% to 1.30% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.
7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.
No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.
Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Merrill Lynch Life Variable Annuity Separate Account
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.